CONTRACT ASSETS AND LIABILITIES - Contract Liabilities (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Deferred revenue	$ 263	$ 291	$ 450	$ 560
Deferred retail revenues
Disaggregation of Revenue [Line Items]
Deferred revenue	263	277	332
Deferred brands revenues
Disaggregation of Revenue [Line Items]
Deferred revenue	$ 0	$ 14	$ 118